Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
The Cook & Bynum Fund [Member]
Shareholder Report [Line Items]
Fund Name	The Cook & Bynum Fund
Class Name	The Cook & Bynum Fund
Trading Symbol	COBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Cook & Bynum Fund for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/. You can also request this information by contacting us at (877) 839-2629.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 839-2629
Additional Information Website	www.cookandbynum.com/invest-with-us/mutual-fund/reports-filings/
Expenses [Text Block]
What were the Fund costs for the period? (based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Cook & Bynum Fund	$77	1.49%[1]
[1] Annualized.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.49% [1]
Factors Affecting Performance [Text Block]

How did the Fund perform?

The Cook & Bynum Fund (the “Fund”) delivered positive returns for the period of October 1, 2025, through March 31, 2026, in contrast to the slight decline of the MSCI All Country World Index (“ACWI”). The solid 2025 business performance that many of our companies recently reported underpinned the Fund’s positive results. The Fund’s five beverage investments contributed significantly to returns on the back of strong business results and a modest improvement in their valuations. The Fund’s six investments in Latin America also all contributed to returns as the region had a strong 2025 that continued into 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
CUMULATIVE PERFORMANCE (based on a hypothetical $10,000 investment)

Average Annual Return [Table Text Block]
ANNUAL Performance
		Average Annual Return (%)
	1 Year	5 Year	10 Year
The Cook & Bynum Fund	8.42%	8.24%	4.10%
MSCI ACWI Net Total Return Index	20.01%	9.48%	11.33%

The MSCI All Country World Index (ACWI) Net Total Return Index captures the performance of large- and mid-cap stocks across 23 developed and 24 emerging markets, reflecting dividends reinvested after withholding taxes. It offers a broad, global equity benchmark covering approximately 85% of the investable market capitalization.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.cookandbynum.com/invest-with-us/mutual-fund/performance/ for more recent performance information.
Net Assets	$ 82,493,977
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 404,782
Investment Company, Portfolio Turnover	5.13%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2026)
Fund Net Assets	$82,493,977
Number of Holdings	12
Total Net Advisory Fee	$404,782
Portfolio Turnover Rate	5.13%

Holdings [Text Block]
Geographic Breakdown	Sector Breakdown

Largest Holdings [Text Block]

WHAT DID THE FUND INVEST IN? (% of Net Assets as of March 31, 2026)

Top 10 Holdings	(%)
Arca Continental S.A.B. de C.V.	25.45%
Berkshire Hathaway Class B	18.26%
Coca-Cola Embonor SA	10.96%
Anheuser-Busch InBev SA/NV	10.79%
Fomento Economico Mexicano SAB	7.34%
US Treasury Bill 4/2/2026	6.85%
Union de Cervecerias Peruanas Backus y Johnston SA	4.81%
Liberty Latin America Ltd. Class C	4.19%
AG Anadolu Grubu Holding AS	2.90%
BIM Birlesik Magazalar AS	2.78%

[1]	Annualized